WESTCORE TRUST

Westcore MIDCO Growth Fund

Westcore Blue Chip Fund

Westcore Growth Fund

Westcore Small-Cap Opportunity Fund

Westcore Mid-Cap Value Fund

Westcore Select Fund

Westcore International Frontier Fund

Westcore Small-Cap Value Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED FEBRUARY 14, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 28, 2006

The following information supplements and should be read in conjunction with the information provided in the Funds' Statement of Additional Information dated September 28, 2006.

  The "Trustees and Officers" section on page 47 through 50 should be supplemented with the following information.

Each of the individuals listed below were either elected or re-elected as a Trustee at the Special Shareholders Meeting held on February 13, 2007.

Name, Address and Age(1)	Position(s) Held with The Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee(4)
INDEPENDENT TRUSTEES
Jack D. Henderson Age 79	Chairman and Trustee	Since December 12, 1985	Attorney, Jack D. Henderson, Self-Employed Attorney-at-Law, 1952 to present.	11	None
Mary K. Anstine Age 66	Trustee	Since February 22, 2006	Retired, 2004 to present; President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, from 1995 to September 2004	11	Ms. Anstine is a Trustee of Financial Investors Trust; and Reaves Utility Income Fund.
Vernon L. Hendrickson Age 60	Trustee	Since February 13, 2007	Retired, March 2006 to present; Director, Craig Hospital, from April 1998 to March 2006 (Chairman of the Board from April 2004 to March 2005); District Manager, Wells Fargo Co., from 1990 to 2002.	11	None

Name, Address and Age(1)	Position(s) Held with The Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee(4)
James B. O'Boyle Age 78	Trustee	Since December 12, 1985	Business Consultant, 1986 to present.	11	None
Rick A. Pederson Age 54	Trustee	Since February 13, 2007	President, Foundation Properties, Inc., 1994 to present; Partner, Western Capital Partners, 2000 to present.(5)	11	None.
Robert L. Stamp Age 74	Trustee	Since December 12, 1985	Retired.	11	None
Janice M. Teague Age 52	Trustee	Since February 13, 2007	Retired, June 2003 to present; Vice President, Secretary, and Assistant Secretary, Berger Financial Group LLC, from October 1996 to May 2003; Vice President, Secretary, and Assistant Secretary, Berger Funds, from September 1996 to May 2003; Vice President and Secretary, Berger Distributors, LLC, from August 1998 to May 2003; Vice President, Secretary and Treasurer, Berger/Bay Isle LLC, from September 1999 to December 2002; Vice President and Secretary, Bay Isle Financial LLC, from January 2002 to December 2002.	11	None

(1)   Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(2)   Each trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the trustee dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or (c) the Trust terminates.

(3)   The Fund Complex includes funds with a common investment adviser or an adviser that is an affiliated person. There are currently thirteen Funds in the Fund Complex, including eleven Westcore Funds, Blue Chip Value Fund, Inc. and Dunham Small-Cap Value Fund, which are also advised or subadvised by Denver Investment Advisors LLC.

(4)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5)   Mr. Pederson also served as a director of ALPS Holdings, Inc., parent of ALPS Fund Services, Inc. and of ALPS Distributors, Inc., until September 30, 2005.